Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 567	$ 2,283	$ 19
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	5,514		128
Derivative instruments [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	21	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	584
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	25	12	$ 19
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		1,174
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 0